REVENUES - Disclosure of revenues information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Revenues from the sale of integrated POS devices	$ 34,912	$ 24,899	$ 62,498	$ 43,790
Recurring revenue:
SaaS revenue	33,769	27,625	65,334	52,982
Payment processing fee	53,909	43,065	101,614	79,927
Total recurring revenue	87,678	70,690	166,948	132,909
Total	$ 122,590	$ 95,589	$ 229,446	$ 176,699